Concentrations of risks (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 USD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)
Concentration Risk [Line Items]
Cash, FDIC insured amount	$ 250,000
Concentration of risk, cash balance	15,000			$ 30,000
Cash, SDIC insured amount	56,788		$ 75,000		$ 75,717	$ 100,000
DI Scheme Banks [Member]
Concentration Risk [Line Items]
Concentration of risk, cash balance	$ 3,000			$ 7,000
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.40%	58.40%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	23.50%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.80%
Customer Concentration Risk [Member] | Purchases [Member] | One Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage	38.80%	53.40%
Customer Concentration Risk [Member] | Purchases [Member] | Two Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage	35.90%	18.10%